Cash and cash equivalents and borrowings About borrowings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 11,288	€ 11,378
Infrastructure project [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	5,199	4,442
Bank borrowings	3,200	3,473
Borrowings	8,400	7,915
Increase decrease in bonds issued	757
Increase decrease in bank borrowings	(272)
Increase decrease in borrowings	485
Infrastructure project [Member] | Toll roads division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,945	7,410
Infrastructure project [Member] | US toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,338	6,749
Infrastructure project [Member] | Spanish toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	587	628
Infrastructure project [Member] | Other concessions [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	19	33
Infrastructure project [Member] | Airports division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	94	104
Infrastructure project [Member] | Construction division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	103	106
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	211	246
Infrastructure project [Member] | Other division [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	47	49
Infrastructure project [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	5,198	4,441
Bank borrowings	3,058	3,412
Borrowings	8,256	7,852
Increase decrease in bonds issued	758
Increase decrease in bank borrowings	(354)
Increase decrease in borrowings	404
Infrastructure project [Member] | Long-term borrowings [member] | Toll roads division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	5,198	4,441
Bank borrowings	2,707	2,937
Borrowings	7,905	7,378
Increase decrease in bonds issued	758
Increase decrease in bank borrowings	(230)
Increase decrease in borrowings	528
Infrastructure project [Member] | Long-term borrowings [member] | US toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	5,198	4,441
Bank borrowings	2,138	2,307
Borrowings	7,337	6,748
Increase decrease in bonds issued	758
Increase decrease in bank borrowings	(169)
Increase decrease in borrowings	589
Infrastructure project [Member] | Long-term borrowings [member] | Spanish toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	564	611
Borrowings	564	611
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(47)
Increase decrease in borrowings	(47)
Infrastructure project [Member] | Long-term borrowings [member] | Other concessions [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	5	19
Borrowings	5	19
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(14)
Increase decrease in borrowings	(14)
Infrastructure project [Member] | Long-term borrowings [member] | Airports division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	0	89
Borrowings	0	89
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(89)
Increase decrease in borrowings	(89)
Infrastructure project [Member] | Long-term borrowings [member] | Construction division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	97	102
Borrowings	97	102
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(4)
Increase decrease in borrowings	(4)
Infrastructure project [Member] | Long-term borrowings [member] | Energy and mobility infrastructures division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	209	236
Borrowings	209	236
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(26)
Increase decrease in borrowings	(26)
Infrastructure project [Member] | Long-term borrowings [member] | Other division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	44	48
Borrowings	44	48
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(4)
Increase decrease in borrowings	(4)
Infrastructure project [Member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	1	1
Bank borrowings	142	62
Borrowings	143	63
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	81
Increase decrease in borrowings	81
Infrastructure project [Member] | Short-term borrowings [member] | Toll roads division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	1	1
Bank borrowings	38	31
Borrowings	39	33
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	7
Increase decrease in borrowings	7
Infrastructure project [Member] | Short-term borrowings [member] | US toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	1	1
Bank borrowings	0	0
Borrowings	1	1
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	0
Increase decrease in borrowings	0
Infrastructure project [Member] | Short-term borrowings [member] | Spanish toll roads [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	24	17
Borrowings	24	17
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	6
Increase decrease in borrowings	6
Infrastructure project [Member] | Short-term borrowings [member] | Other concessions [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	14	14
Borrowings	14	14
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	1
Increase decrease in borrowings	1
Infrastructure project [Member] | Short-term borrowings [member] | Airports division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	94	15
Borrowings	94	15
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	80
Increase decrease in borrowings	80
Infrastructure project [Member] | Short-term borrowings [member] | Construction division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	5	5
Borrowings	5	5
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	1
Increase decrease in borrowings	1
Infrastructure project [Member] | Short-term borrowings [member] | Energy and mobility infrastructures division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	2	11
Borrowings	2	11
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	(9)
Increase decrease in borrowings	(9)
Infrastructure project [Member] | Short-term borrowings [member] | Other division [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	0
Bank borrowings	3	3
Borrowings	3	€ 3
Increase decrease in bonds issued	0
Increase decrease in bank borrowings	0
Increase decrease in borrowings	€ 0